UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                        July 26, 2006 to August 25, 2006

Commission File Number of issuing entity: 333-130642-01



                      Centex Home Equity Loan Trust 2006-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130642


                                CHEC Funding, LLC
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             Nationstar Mortgage LLC
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             51-0581937, 51-0581933
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
Attn: Global Debt Centex Home Equity Loan Trust 2006-A
4 New York Plaza, 6th Floor
New York, NY                                                      10004
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                       -----------------------------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    AV1          [   ]           [   ]           [ x ]
    AV2          [   ]           [   ]           [ x ]
    AV3          [   ]           [   ]           [ x ]
    AV4          [   ]           [   ]           [ x ]
    M1           [   ]           [   ]           [ x ]
    M2           [   ]           [   ]           [ x ]
    M3           [   ]           [   ]           [ x ]
    M4           [   ]           [   ]           [ x ]
    M5           [   ]           [   ]           [ x ]
    M6           [   ]           [   ]           [ x ]
    M7           [   ]           [   ]           [ x ]
    M8           [   ]           [   ]           [ x ]
    M9           [   ]           [   ]           [ x ]
    M10          [   ]           [   ]           [ x ]
    M11          [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 25, 2006 a distribution was made to holders of Centex Home Equity Loan Trust 2006-A, Home Equity Loan Asset-Backed Certificates, Series 2006-A.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly Statement to Certificateholders on August 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                             Centex Home Equity Loan Trust 2006-A
                             (Issuing Entity)

                     By:     Nationstar Mortgage LLC
                             (Servicer)

                             /s/ Jerry Berrens
                             ------------------------
                             Jerry Berrens

                     Date:   September 5, 2006

EXHIBIT INDEX

Exhibit Number   Description
EX-99.1          Monthly Statement to Certificateholders



                                  EXHIBIT 99.1
                  Centex Home Equity Loan Trust, Series 2006-A
                                  August 25, 2006


                  Centex Home Equity Loan Trust, Series 2006-A
                                 August 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
AV1      380,001,000.00   355,649,838.70   14,576,949.10    1,664,490.64      16,241,439.74    0.00        0.00      341,072,889.60
AV2      138,465,000.00   138,465,000.00            0.00      653,997.12         653,997.12    0.00        0.00      138,465,000.00
AV3      182,132,000.00   182,132,000.00            0.00      869,655.00         869,655.00    0.00        0.00      182,132,000.00
AV4       94,902,000.00    94,902,000.00            0.00      460,498.77         460,498.77    0.00        0.00       94,902,000.00
M1        35,500,000.00    35,500,000.00            0.00      173,787.29         173,787.29    0.00        0.00       35,500,000.00
M2        32,500,000.00    32,500,000.00            0.00      159,660.76         159,660.76    0.00        0.00       32,500,000.00
M3        18,500,000.00    18,500,000.00            0.00       91,043.13          91,043.13    0.00        0.00       18,500,000.00
M4        17,000,000.00    17,000,000.00            0.00       84,246.81          84,246.81    0.00        0.00       17,000,000.00
M5        16,000,000.00    16,000,000.00            0.00       79,428.89          79,428.89    0.00        0.00       16,000,000.00
M6        14,500,000.00    14,500,000.00            0.00       73,355.90          73,355.90    0.00        0.00       14,500,000.00
M7        13,000,000.00    13,000,000.00            0.00       70,133.19          70,133.19    0.00        0.00       13,000,000.00
M8        12,500,000.00    12,500,000.00            0.00       69,803.82          69,803.82    0.00        0.00       12,500,000.00
M9         8,500,000.00     8,500,000.00            0.00       53,468.54          53,468.54    0.00        0.00        8,500,000.00
M10        6,500,000.00     6,500,000.00            0.00       44,134.10          44,134.10    0.00        0.00        6,500,000.00
M11       10,000,000.00    10,000,000.00            0.00       67,898.61          67,898.61    0.00        0.00       10,000,000.00
R                  0.00             0.00            0.00            0.00               0.00    0.00        0.00                0.00
TOTALS   980,000,000.00   955,648,838.70   14,576,949.10    4,615,602.57      19,192,551.67    0.00        0.00      941,071,889.60
XIO      980,000,000.00   975,659,214.80            0.00    1,813,621.59       1,813,621.59    0.00        0.00      961,082,265.70
P                  0.00             0.00            0.00      243,515.55         243,515.55    0.00        0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            PASS-THROUGH
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
AV1        15231AAA4       935.91816522     38.36029142     4.38022700      42.74051842         897.55787380        5.435000%
AV2        15231AAB2     1,000.00000000      0.00000000     4.72319445       4.72319445       1,000.00000000        5.485000%
AV3        15231AAC0     1,000.00000000      0.00000000     4.77486109       4.77486109       1,000.00000000        5.545000%
AV4        15231AAD8     1,000.00000000      0.00000000     4.85236107       4.85236107       1,000.00000000        5.635000%
M1         15231AAE6     1,000.00000000      0.00000000     4.89541662       4.89541662       1,000.00000000        5.685000%
M2         15231AAF3     1,000.00000000      0.00000000     4.91263877       4.91263877       1,000.00000000        5.705000%
M3         15231AAG1     1,000.00000000      0.00000000     4.92125027       4.92125027       1,000.00000000        5.715000%
M4         15231AAH9     1,000.00000000      0.00000000     4.95569471       4.95569471       1,000.00000000        5.755000%
M5         15231AAJ5     1,000.00000000      0.00000000     4.96430563       4.96430563       1,000.00000000        5.765000%
M6         15231AAK2     1,000.00000000      0.00000000     5.05902759       5.05902759       1,000.00000000        5.875000%
M7         15231AAL0     1,000.00000000      0.00000000     5.39486077       5.39486077       1,000.00000000        6.265000%
M8         15231AAM8     1,000.00000000      0.00000000     5.58430560       5.58430560       1,000.00000000        6.485000%
M9         15231AAN6     1,000.00000000      0.00000000     6.29041647       6.29041647       1,000.00000000        7.305000%
M10        15231AAP1     1,000.00000000      0.00000000     6.78986154       6.78986154       1,000.00000000        7.848934%
M11        15231AAQ9     1,000.00000000      0.00000000     6.78986100       6.78986100       1,000.00000000        7.848934%
TOTALS                     975.15187622     14.87443786     4.70979854      19.58423640         960.27743837
XIO        N/A             995.57062735      0.00000000     1.85063428       1.85063428         980.69618949        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                               Steven M. Husbands
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza 6th Floor,
                            New York, New York 10004
                    Tel: (212) 623-4496 / Fax: (212) 623-5930
                      Email: steve.m.husbands@jpmchase.com

                  Centex Home Equity Loan Trust, Series 2006-A
                                 August 25, 2006
                              -------------------
Distributions Allocable to Principal

        Scheduled Monthly Payments                                                                             584,354.05
        Curtailments                                                                                            71,390.21
        Prepayments in Full                                                                                 13,921,204.84
        Loans Repurchased by Seller                                                                                  0.00
        Substitution Amounts                                                                                         0.00
        Net Liquidation Proceeds                                                                                     0.00

Subordination Increase Amount                                                                                        0.00
Excess Overcollateralization Amount                                                                                  0.00

Class Interest Carryover Shortfall
        Class AV1                                                                                                    0.00
        Class AV2                                                                                                    0.00
        Class AV3                                                                                                    0.00
        Class AV4                                                                                                    0.00
        Class M1                                                                                                     0.00
        Class M2                                                                                                     0.00
        Class M3                                                                                                     0.00
        Class M4                                                                                                     0.00
        Class M5                                                                                                     0.00
        Class M6                                                                                                     0.00
        Class M7                                                                                                     0.00
        Class M8                                                                                                     0.00
        Class M9                                                                                                     0.00
        Class M10                                                                                                    0.00
        Class M11                                                                                                    0.00

Class Principal Carryover Shortfall
        Subordinate Certificates
        Class M1                                                                                                     0.00
        Class M2                                                                                                     0.00
        Class M3                                                                                                     0.00
        Class M4                                                                                                     0.00
        Class M5                                                                                                     0.00
        Class M6                                                                                                     0.00
        Class M10                                                                                                    0.00
        Class M8                                                                                                     0.00
        Class M9                                                                                                     0.00
        Class M11                                                                                                    0.00
        Class M7                                                                                                     0.00

Beginning Aggregate Loan Balance                                                                           975,659,214.81
Ending Aggregate Loan Balance                                                                              961,082,265.71

Overcollateralization Amount                                                                                20,010,376.11
Required Overcollateralization Amount                                                                       20,010,376.11

Internal Revenue Code Section 6049(d)(7)(C) Market Discount Information

Substitution Amounts

Loan Purchase Price Amounts                                                                                          0.00

Weighted Average Net Coupon Rate                                                                                  7.8489%

Monthly Remittance Amount                                                                                   20,959,520.01

Weighted Average Gross Margin                                                                                     0.0000%

Largest Loan Balance                                                                                                 0.00

Basic Principal Amount                                                                                      14,576,949.10

Net Wac Cap Carryover Paid                                                                                         512.43

Remaining Net Wac Cap Carryover                                                                                      0.00

Net Wac Cap                                                                                                         7.85%

Applied Realized Loss Amounts
        Subordinate Certificates
        Class M1                                                                                                     0.00
        Class M2                                                                                                     0.00
        Class M3                                                                                                     0.00
        Class M4                                                                                                     0.00
        Class M5                                                                                                     0.00
        Class M6                                                                                                     0.00
        Class M7                                                                                                     0.00
        Class M8                                                                                                     0.00
        Class M10                                                                                                    0.00
        Class M11                                                                                                    0.00
        Class M9                                                                                                     0.00

Sec. 7.09(xx) Stepdown Date Has Not Occurred

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency (Includes Bankruptcies)
        Group Totals
        Category        Number   Principal Balance      Percentage
        1 Month          154       20,333,135.78          2.12%
        2 Month           36        3,933,506.90          0.41%
        3 Month            7        1,317,265.13          0.14%
        Total            197       25,583,907.81          2.67%


Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure
        Group Totals
        Number   Principal Balance      Percentage
        20          2,569,424.97          0.27%

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy
        Group Totals
        Number   Principal Balance      Percentage
        6             502,486.63          0.05%


Balloon Loans
        Number of Balloon Loans                                                                                      0.00
        Balance of Balloon Loans                                                                                     0.00

Number and Aggregate Principal Amounts of REO Loans
        Group Totals
        Number  Principal Balance       Percentage
        0             0.00                0.00%


Book Value of REO Loans                                                                                              0.00

Realized Losses
        Monthly Realized Losses                                                                                      0.00
        Cumulative Realized Losses                                                                                   0.00

Net Liquidation Proceeds                                                                                             0.00

60+ Delinquency Percentage (Rolling Three Month)                                                                  0.4880%

Cumulative Loss Percentage                                                                                          0.00%
        Cumulative Realized Losses Since Cut-Off Date                                                                0.00
        Aggregate Loan Balance as of the Cut-Off Date                                                                0.00

Sec. 7.09(b)(x) Has a Trigger Event Occurred?                                                                          NO

        1-Month LIBOR for Current Distribution Date                                                              5.38500%

        Swap Receipt                                                                                            47,609.88

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.